Reserves - Changes in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [Line Items]
Balance as of December 31	₩ 646,943	₩ 387,216
Changes, net of taxes	1,378,739	259,727
Balance as of December 31	2,025,682	646,943
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	262,657	176,208
Changes, net of taxes	1,307,657	86,449
Balance as of December 31	1,570,314	262,657
Other comprehensive income of investments in associates and joint venture [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	315,283	182,702
Changes, net of taxes	52,930	132,581
Balance as of December 31	368,213	315,283
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	(8,044)	(1,488)
Changes, net of taxes	22,547	(6,556)
Balance as of December 31	14,503	(8,044)
Foreign currency translation differences for foreign operations [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	77,047	29,794
Changes, net of taxes	(4,395)	47,253
Balance as of December 31	₩ 72,652	₩ 77,047